Additional Information on the Nature of Comprehensive Loss Components	12 Months Ended
Dec. 31, 2024
Additional Information on the Nature of Comprehensive Loss Components [Abstract]
Additional information on the nature of comprehensive loss components
20.	Additional information on the nature of comprehensive loss components

Year Ended December 31,	2024	2023	2022
Expenses for employee benefits
Operating and maintenance costs	$888,079	$737,354	$444,400
Professional fees	136,081	187,913	307,534
Salaries	858,479	840,650	833,717
Share based compensation	1,748,506	1,620,777	3,296,238
	$3,631,145	$3,386,694	$4,881,889
Net financial expenses
Interest on loans	$38,413	$228,374	$238,204
Interest from promissory note receivable	(24,000)	(66,000)	-
Interest on lease liabilities and mortgage payable	24,707	92,860	58,014
Accretion on PPA liability	-	(213,100)	-
	$39,120	$42,134	$296,218